FEDERATED INTERNATIONAL GROWTH FUND

(A Portfolio of World Investment Series, Inc.)
--------------------------------------------------------------------------------
Supplement to Prospectus dated January 31, 2002.

Effective August 7, 2002, Federated International Growth Fund (the "Fund") will change its name to the Federated International Capital Appreciation Fund and will no longer have a policy to normally invest in shares of other open-end management investment companies that invest in foreign equity securities for which affiliates of Federated Investors, Inc. serves as Adviser and principal underwriter ("underlying funds"). Accordingly, the following changes must be incorporated into the Fund's currently effective Prospectus:

I. All references to Federated International Growth Fund should be replaced with Federated International Capital Appreciation Fund.

II. On the front cover of the Prospectus, please remove the first sentence and replace it with the following:

      "A mutual fund seeking long-term growth of capital by investing primarily in foreign equity securities of companies from both developed and emerging market countries."

III. Under the sub-heading entitled, "WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?" please remove the current paragraph and replace it with the following:

      "The Fund pursues its investment objective by investing primarily in equity securities of companies based in foreign countries. The Fund's portfolio is managed using a core blend of growth and value style stock selection. The Adviser's process for selecting investments combines different analytical and valuation techniques according to investment style. In the growth style, the Adviser seeks to purchase stocks of companies that it expects will rapidly increase earnings or cash flows in the future. In the value style, the Adviser seeks to purchase undervalued stocks that may significantly increase in price as the market recognizes the company's true value."

IV. Under the sub-heading entitled, "Average Annual Total Return Table," please remove the current information and replace it with the following:


      "Average Annual Total Return Table
      The following table represents the Fund's Class A, Class B and Class C Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 2001. The Fund's Adviser has elected to change the benchmark index from the Morgan Stanley Capital International-Europe Australia and Far East Index (MSCI-EAFE) to the Morgan Stanley Capital International-All Country Country World Index Except U.S. (MSCI-ACWI Ex. US.). Therefore, the table shows the Fund's total returns averaged over a period of years relative to the MSCI-ACWI Ex. US. which more accurately reflects the Fund's investment strategy and the MSCI-EAFE which was the previous benchmark index for the Fund. The MSCI-AWCI Ex. US. represents 48 developed and emerging markets around the world that collectively comprise virtually all of the foreign equity stock markets. The MSCI-EAFE is a market capitalization-weighted foreign securities index widely used to measure the performance of the European, Australian, New Zealand and Far Eastern stock markets. Total returns for the indexes shown does not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The Indexes are unmanaged, and it is not possible to invest directly in an index.
      Calendar Period   Class A  Class B  Class C  MSCI-EAFEMSCI-ACWI Ex.
                                                            US. 1
      1 Year            (29.70)% (30.18)% (26.88)% (21.44)% (26.27)%
      Start of          (6.45)%  (6.38)%  (5.89)%  (1.36)%  (4.49)%
      Performance2

      1     The Fund's Adviser has elected to change the benchmark index from
      MSCI-EAFE to MSCI-ACWI Ex. US. because the MSCI-ACWI Ex. US. is more representative of the Fund's investment strategy.

      2     The Fund's Class A, Class B and Class C Shares start of performance date was July 1, 1997.
      Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns."

V. Under the heading entitled, "WHAT ARE THE FUND'S FEES AND EXPENSES?" please remove the current table and replace it with the following:


federated International capital appreciation fund

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Class A, B and C Shares.

Shareholder Fees                                       Class  Class  Class
                                                       A      B      C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as   5.50%  None   None
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds, as 0.00% 5.50% 1.00% applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage   None   None   None
of offering price)
Redemption Fee (as a percentage of amount redeemed,    None   None   None
if applicable)
Exchange Fee                                           None   None   None

Annual Fund Operating Expenses (Before Waivers and
Reimbursement)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                         1.25%  1.25%  1.25%
Distribution (12b-1) Fee2                              0.25%  0.75%  0.75%
Shareholder Services Fee3                              0.25%  0.25%  0.25%
Other Expenses                                         1.59%  1.59%  1.59%
Total Annual Fund Operating Expenses                   3.34%  3.84%4 3.84%
1 Although not contractually obligated to do so, the adviser, the distributor and the shareholder services provider will waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending November 30, 2002.
   Total Waivers of Fund Expenses                      0.50%  0.25%  0.25%
  Total Actual Annual Fund Operating Expenses (after   2.84%  3.59%  3.59%
  waivers)5
2 Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending November 30, 2002. 3 The shareholder services fee expexts to be voluntarily waived. This anticipated volutarily waiver can be terminated at any time. The shareholder services fee paid by the Fund's Class A, Class B and Class C Shares (after the anticipated volunatry waiver) will be 0.00% for the fiscal year ending November 30, 2002.
4 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
5 Total Actual Annual Fund Operating Expenses (after waivers) for the
  Fund's Class A, Class B and Class C Shares were 0.75%, 1.50% and 1.50% for the fiscal year ended November 30, 2001.

VI. Under the heading entitled, "WHAT ARE THE FUND'S INVESTMENT STRATEGIES?" please remove accompanying text in its entirety and replace it with the following:

      "WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

      The Fund pursues its investment objective by investing primarily in equity securities of companies based in foreign countries. The Fund's portfolio will normally be a core blend of growth and value stocks of companies from both developed and emerging market countries.

      The Fund is intended to represent foreign equities in a broader global equity and fixed-income portfolio.

      The Adviser actively manages the Fund's portfolio seeking total returns in excess of the Fund's benchmark index: the MSCI-ACWI Ex US. The MSCI-ACWI Ex US Index represents 48 developed and emerging markets around the world that, collectively, comprise virtually all of the foreign equity stock markets. Because the Adviser is free to seek relative value opportunities among markets and sectors, as well as between investment styles, the Fund seeks to provide substantially all of the active management opportunities represented by foreign equities in a single managed portfolio.

      The performance of the Fund should be evaluated against the MSCI-ACWI Ex US, or any other benchmark, over long periods of time. The high volatility of some foreign markets means that even small differences in time periods for comparison can have a substantial impact on returns. There can be no assurances that the Adviser will be successful in achieving investment returns in excess of the MSCI-ACWI Ex US.

      The Adviser's process for selecting investments combines different analytical and valuation techniques according to investment style. In the growth style, the Adviser seeks to purchase stocks of companies that it expects will rapidly increase earnings or cash flows in the future. The Adviser selects growth stocks through fundamental research and analysis of companies by skilled portfolio managers (bottom-up research). While the Adviser also considers the potential impact of economic and market cycles (top-down) in various markets, bottom-up research is the primary driver of stock selection because the Adviser believes this approach provides a greater opportunity for its expertise, experience and skill to create excess returns.

      In the value style, the Adviser seeks to purchase undervalued stocks that the Adviser expects may significantly increase in price as the market recognizes the company's true value. The Adviser identifies value stocks by first screening the universe of available stocks to identify those companies with relatively low price/book value or price/earnings ratios, as well as other indicators of relative value, such as dividend yield. After identifying investment candidates, the Adviser performs fundamental research and analysis to select stocks.

      The Adviser employs a team approach to fundamental analysis. The Adviser continuously seeks to identify the countries, sectors and industries where fundamental analysis is most effective at forecasting returns and then to develop expertise in those areas. Analysts and portfolio managers specialize in different sectors and industries, and then support each other in stock selection. Based on this analysis support, senior portfolio managers then independently make stock selection decisions.

      By blending growth and value styles, the Adviser seeks to provide capital appreciation with lower overall portfolio volatility than a portfolio of only growth stocks. The Adviser attempts to manage the risk of relative underperformance of the stocks of growth companies in down markets by seeking to purchase growth stocks at reasonable prices. The Adviser manages the portfolio's exposure to random or unpredictable events that may adversely affect individual companies, or the risk that the Adviser is otherwise wrong in its analysis of any particular company, through portfolio diversification. There is no assurance these strategies will be successful in reducing portfolio risk.

      While the Adviser does not take concentrated positions in individual stocks, the Adviser may emphasize business sectors or certain countries in the Fund's portfolio because they exhibit stronger growth potential, or the Adviser believes it has greater skill (or fundamental analysis is more effective) in picking stocks in those sectors or countries.

      The Fund is not limited in the portion of its assets that it invests in foreign companies based in either developed markets or in emerging markets. Further, the Fund is not limited in the portion of its investments that are denominated in either foreign currency or in U.S. dollars. From time to time, the Fund may hedge a portion of its currency risk by using derivatives such as futures or forward contracts. Currency hedges can protect against price movements in a security that a fund owns that are attributable to changes in the value of the currency in which the security is denominated. Hedging may reduce gains or cause losses to the Fund if the hedged currency moves in a different manner than the Adviser anticipated or if the cost of the hedge outweighs its value. It is anticipated that the majority of the Fund's portfolio will not be hedged and will therefore remain subject to currency risk."

VII. Under the heading entitled, "WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVEST?" please remove first paragraph in its entirety and replace it with the following:

      "The principal securities in which the Fund invests are:"

VIII. Under the heading entitled, "WHO MANAGES THE FUND?" please add the following portfolio manager biography:


      "Regina Chi
      Regina Chi has been the Fund's Portfolio Manager since May 2002. Ms. Chi joined Federated in August 1999 as a Senior Investment Analyst and became an Assistant Vice President of the Fund's Adviser in July 2000. Ms. Chi was previously employed with Clay Finlay, Inc., where she served as a Vice President/Portfolio Manager from July 1997 to July 1999 and as a Research Analyst from June 1994 to July 1997. Ms. Chi earned her B.A. in economics and philosophy from Columbia University."

IX. Under the sub-heading entitled, "ADVISORY FEES," please remove the current paragraph and replace it with the following:

      "The Adviser receives an annual investment advisory fee of 1.25% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses."


                                                                    June 7, 2002

Cusip 31428U813
Cusip 31428U797
Cusip 31428U789

27426 (6/02)







FEDERATED INTERNATIONAL GROWTH FUND

(A Portfolio of World Investment Series, Inc.)
--------------------------------------------------------------------------------
Supplement to Statement of Additional Information dated January 31, 2002.

Effective August 7, 2002, Federated International Growth Fund (the "Fund") will change its name to the Federated International Capital Appreciation Fund. Accordingly, the following changes must be incorporated into the Fund's currently effective Statement of Additional Information:

I. All references to Federated International Growth Fund should be replaced with Federated International Capital Appreciation Fund.

X. Immediately following the heading and text entitled, "HOW IS THE FUND ORGANIZED?" please add the following heading and accompanying text:


      "WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

      The Fund provides exposure to equity securities of companies based in foreign countries. A company is based in a foreign country if:
o     it is organized under the laws of, or has a principal office located in, a country other than the U.S.;
o     the principal trading market for its securities is outside the U.S.; or
o     it (or its subsidiaries) derived in its most current fiscal year at least
            50% of its gross revenue or profit from goods produced, services performed, or sales made outside the U.S.

      The Fund is intended to represent foreign equities in a broader global equity and fixed-income portfolio. Adding international exposure to a U.S. equity portfolio through the Fund may benefit the portfolio by either increasing portfolio returns or reducing portfolio risk, or both, over longer periods of time. Differences across countries and regions in factors such as political orientation and structure, geographic location, language and cultural factors, regulatory and accounting practices and tax laws, as opposed to sector and company considerations, create unique investing opportunities among countries and regions. These differences also reduce correlation of returns among portfolio holdings caused by global economic, sector and industry factors, and thereby reduce a broader portfolio's overall risk.

      The Adviser actively manages the Fund's portfolio seeking total returns over longer time periods in excess of the MSCI-ACWI Ex. US. The Index presently seeks to capture 60% of the total market capitalization of each country in the Index by industry. In May of 2002, the index will aim to capture 85% of the free float adjusted market capitalization of each country by industry.

      The Adviser's process for selecting investments combines different analytical and valuation techniques according to investment style.

      The Adviser's key buy criteria for a growth stock include quality of company management, industry leadership, high growth in sales and earnings, and reasonable valuation.

      The Adviser's key buy criteria for a value stock include relatively low market price, quality of company management, industry leadership, and presence of a catalyst for higher market valuation.

      Most stocks, whether growth or value, are assigned a price target, and the stocks with greatest appreciation potential are selected for the Fund's portfolio, subject to a variety of other factors including country and industry exposures and overall risk management considerations.

      Similarly, the Adviser has a sell discipline. As a stock's appreciation potential declines, either because the company's fundamentals have eroded or because the stock's price has risen, the Adviser may sell the stock and replace it with new companies with higher appreciation potential.

      The Adviser employs a team approach to fundamental analysis. The Adviser is managed to ensure that its portfolio managers and analysts have access to all the resources of the organization and to facilitate their working together to utilize each others' strengths. The Adviser's staff work together closely to (1) share information, (2) retrospectively evaluate the performance of their stock picks in order to identify their respective capabilities, and (3) prospectively select securities and engage in theme and idea generation.

      The Adviser expects that, normally, the Fund's portfolio will consist primarily of equity securities of developed and emerging market countries and that the Fund's investments will be denominated in foreign currencies."

XI. Under the sub-heading entitled, "PERFORMANCE COMPARISONS," please add the following:

      "Morgan Stanley Capital International All Country Index Except U.S.
      The MSCI-AWCI Ex. US Index represents 48 developed and emerging markets around the world that collectively comprise virtually all of the foreign equity stock markets."


                                                                    June 7, 2002


Cusip 31428U813
Cusip 31428U797
Cusip 31428U789

27427 (6/02)